Mortgage Servicing Rights - Schedule of Mortgage Servicing Rights and Net Carrying Values (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Servicing Rights [Member]
Mortgage Loans on Real Estate, Write-down or Reserve [Line Items]
Beginning balance	$ 3,206	$ 3,320
Additions	780	826
Amortization	(778)	(940)
Ending balance	3,208	3,206
Valuation Allowance [Member]
Mortgage Loans on Real Estate, Write-down or Reserve [Line Items]
Beginning balance	1,100	1,167
Temporary impairment recapture	(811)	(67)
Ending balance	289	1,100
Net Carrying Value [Member]
Mortgage Loans on Real Estate, Write-down or Reserve [Line Items]
Beginning balance	2,106	2,153
Additions	780	826
Amortization	(778)	(940)
Temporary impairment recapture	811	67
Ending balance	$ 2,919	$ 2,106